Scudder Tax Free Money Fund
                                   May 1, 1996
                          As Revised September 25, 1996
                         ------------------------------
                          Scudder Cash Investment Trust
                        Scudder U.S. Treasury Money Fund
                                November 1, 1996
                         ------------------------------

                                   Prospectus

Three pure no-load(TM) (no sales charges) money market funds. Scudder Tax Free Money Fund seeks to provide income exempt from regular federal income tax and stability of principal through investments in municipal securities. Scudder Cash Investment Trust seeks stability of capital while maintaining the liquidity of capital and providing current income from money market securities. Scudder U.S. Treasury Money Fund seeks safety, liquidity and stability of capital and, consistent therewith, current income from short-term U.S. Government securities.

This combined prospectus sets forth concisely the information a prospective investor should know before investing in the following funds: Scudder Tax Free Money Fund, a series of Scudder Tax Free Trust, Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund. Each of the foregoing are open-end management investment companies. Please retain this prospectus for future reference.

Shares of the Funds are not insured or guaranteed by the U.S. Government. Each Fund seeks to maintain a constant net asset value of $1.00 per share but there can be no assurance that the stable net asset value will be maintained.

If you require more detailed information, each Fund's Statement of Additional Information dated May 1, 1996 for Scudder Tax Free Money Fund and November 1, 1996 for Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 5.

 Expense information

 How to compare a Scudder pure no-load(TM) fund

 This information is designed to help you understand the various costs and expenses of investing in the Funds. By reviewing this table and those in other mutual funds' prospectuses, you can compare each Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.


 1)  Shareholder  transaction  expenses:  Expenses charged  directly to your individual  account in either
     Fund for various transactions.
                                                                                                             Scudder U.S.
                                                                       Scudder Tax Free    Scudder Cash        Treasury
                                                                          Money Fund     Investment Trust     Money Fund
                                                                          ----------     ----------------     ----------
     Sales commissions to purchase shares (sales load)                         NONE              NONE             NONE
     Commissions to reinvest dividends                                         NONE              NONE             NONE
     Redemption fees                                                           NONE*             NONE*            NONE*
     Fees to exchange shares                                                   NONE              NONE             NONE


 2)  Annual Fund operating expenses:  Expenses paid by a Fund before it distributes its net investment income, expressed as a percentage  of its average  daily net assets for the fiscal year ended  December 31, 1995 for Scudder Tax Free Money
     Fund and June 30, 1996 for Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund.

     Investment management fee                                              0.40%+++           0.41%          0.23%**
     12b-1 fees                                                             NONE               NONE           NONE
     Other expenses                                                         0.25%              0.42%          0.42%**
                                                                            -----              -----          -------
     Total Fund operating expenses                                          0.65%+++           0.83%          0.65%**
                                                                            ========           =====          =======
 Example

Based on the level of total Fund operating  expenses listed above, the total expenses  relating to a $1,000  investment, assuming a 5% annual  return and  redemption  at the end of each period,  are listed  below.  Investors do not pay these expenses directly; they are paid by each Fund before it distributes its net investment income to shareholders. (As noted
above, the Funds have no redemption fees of any kind.)

     One year                                                                $  7              $  8             $  7
     Three years                                                               21                26               21
     Five years                                                                36                46               36
     Ten years                                                                 81               103               81


See "Fund  organization--Investment  adviser" for further information about the investment  management fee. This example assumes  reinvestment  of all dividends and  distributions  and that the  percentage  amounts  listed under "Annual Fund operating  expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

*    You may redeem by writing or calling the Funds. If you wish to receive your redemption  proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

+++  Until April 30,  1997,  the Adviser  has agreed to waive a portion of its fee to the extent  necessary  so that the total annualized  expenses of the Fund do not exceed 0.65% of average daily net assets.  The above table shows what the fees and  expenses  would have been if the Adviser had agreed to waive a portion of its fee for the fiscal year ended  December 31, 1995.  Actual  expenses  charged for the fiscal year ended  December 31, 1995 were:  investment management fee 0.50%,  other expenses 0.25% and total  operating  expenses  0.75%. To the extent that expenses fall below 0.65% during the fiscal year,  the Adviser  reserves  the right to recoup,  during the fiscal year  incurred, amounts waived during the period, but only to the extent that the Fund's expenses do not exceed 0.65%.

**   Until October 31, 1997, the Adviser has agreed to reimburse Fund operating expenses and waive its fee to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.65% of average daily net assets. If the
     Adviser had not agreed to do so, Fund operating  expenses would have been:  investment  management fee 0.50%, other expenses  0.42% and total  operating  expenses  0.92% for the fiscal year ended June 30,  1996.  To the extent that expenses fall below 0.65% during the fiscal year, the Adviser reserves the right to recoup,  during the fiscal year incurred,  amounts  reimbursed or waived during the period,  but only to the extent that the Fund's expenses do not exceed 0.65%.

                                   Prospectus

 Financial highlights

Scudder Tax Free Money Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated December 31, 1995 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                             YEARS ENDED DECEMBER 31,
                                  -----------------------------------------------------------------------------
                                   1995    1994    1993    1992    1991    1990    1989    1988    1987    1986
                                  -----------------------------------------------------------------------------
Net asset value,
 beginning of period ..........   $1.000  $1.000  $1.000  $1.000  $1.000  $1.000  $1.000  $1.000  $1.000  $1.000
                                  ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net investment income .........     .032    .022    .018    .025    .041    .053    .057    .046    .040    .041
Less distributions
  from net investment
  income ......................    (.032)  (.022)  (.018)  (.025)  (.041)  (.053)  (.057)  (.046)  (.040)  (.041)
                                  ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net asset value,
  end of period ...............   $1.000  $1.000  $1.000  $1.000  $1.000  $1.000  $1.000  $1.000  $1.000  $1.000
                                  ======  ======  ======  ======  ======  ======  ======  ======  ======  ======
TOTAL RETURN (%) ..............     3.27    2.26    1.86    2.54    4.20    5.44    5.83    4.73    4.03    4.19
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
  period ($ millions) .........      239     257     222     267     279     303     279     358     390     383
Ratio of operating
expenses to
  average daily
  net assets (%) ..............      .75     .77     .75     .73     .70     .72     .70     .67     .66     .63
Ratio of net investment
  income to average daily
  net assets (%) ..............     3.21    2.24    1.84    2.53    4.12    5.30    5.67    4.61    4.03    4.01




                                   Prospectus

 Financial highlights

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the audited financial statements for Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund.

If you would like more detailed information concerning each Fund's performance, a complete portfolio listing and audited financial statements are available in each Fund's Annual Report dated June 30, 1996 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

Scudder Cash Investment Trust

                                                                        YEARS ENDED JUNE 30,
                            -------------------------------------------------------------------------------------------------
                              1996     1995      1994     1993      1992      1991      1990      1989     1988        1987
                            -------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ....  $1.000    $1.000    $1.000   $1.000    $1.000    $1.000    $1.000    $1.000     $1.000     $1.000
                            ------    ------    ------   ------    ------    ------    ------    ------     ------     ------
Net investment
  income .................    .048      .048      .027     .027      .047      .069      .080      .082       .064       .056
Distributions from net
  investment income
  and net realized
  capital gains ..........   (.048)    (.048)    (.027)   (.027)    (.047)    (.069)    (.080)    (.082)     (.064)     (.056)
                            ------    ------    ------   ------    ------    ------    ------    ------     ------     ------
Net asset value,
  end of period ..........  $1.000    $1.000    $1.000   $1.000    $1.000    $1.000    $1.000    $1.000     $1.000     $1.000
                            ======    ======    ======   ======    ======    ======    ======    ======     ======     ======
TOTAL RETURN (%) .........    4.89      4.90      2.77     2.75      4.76      7.13      8.23      8.49       6.59       5.71
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end
  of period ($ millions)..   1,387     1,520     1,430    1,119     1,361     1,736     1,644     1,563      1,370      1,144
Ratio of operating
  expenses to average
  daily net assets (%) ...     .83       .78       .82      .78       .70       .66       .67       .66        .68        .68
Ratio of net investment
  income to average
  daily net assets (%) ...    4.79      4.84      2.78     2.72      4.58      6.91      7.93      8.21       6.44       5.55



Scudder U.S. Treasury Money Fund

                                                               Years Ended June 30,
                              --------------------------------------------------------------------------------
                                1996    1995    1994    1993    1992    1991    1990    1989    1988    1987
                              --------------------------------------------------------------------------------
Net asset value, beginning
 of period                     $1.000  $1.000  $1.000  $1.000  $1.000  $1.000  $1.000  $1.000  $1.000  $1.000
                               ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
 Net investment income          .048    .046    .027    .027    .044    .065    .075    .074    .055    .050
 Less distributions from net
  investment income and net
  realized gains on investment
  transactions (b)             (.048)  (.046)  (.027)  (.027)  (.044)  (.065)  (.075)  (.074)  (.055)  (.050)
                               ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net asset value, end of period $1.000  $1.000  $1.000  $1.000  $1.000  $1.000  $1.000  $1.000  $1.000  $1.000
                               ======  ======  ======  ======  ======  ======  ======  ======  ======  ======
TOTAL RETURN (%)                4.91    4.70    2.74    2.74    4.48    6.71    7.74    7.66    5.69    5.13
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
($ millions)                     396    383      383    305      299     272     198    167     154     143
Ratio of operating expenses,
 net to average daily net
 assets (%) (a)                  .65   .65       .65    .65      .65     .82     .98    1.01    1.04    .92
Ratio of net investment income to
 average daily net assets (%)    4.80  4.61      2.75   2.69    4.31    6.37    7.46    7.41    5.54    4.95
(a) Operating expense ratio,
  including management
  fee not imposed by the
  adviser (%)                     .92   .90       .90    .85     .85     .91      --      --      --      --

(b)   Net realized capital gains were less than 6/10 of 1 cent per share.




                                   Prospectus

 A message from Scudder's chairman

Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $100 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

                                        /s/Daniel Pierce
                                        Chairman, Scudder, Stevens & Clark, Inc.

 Scudder money funds

Three pure no-load(TM) (no sales charges) mutual funds:

   o  Scudder Tax Free Money Fund
   o  Scudder Cash Investment Trust
   o  Scudder U.S. Treasury Money Fund

 Contents

Investment characteristics                             5
Scudder Tax Free Money Fund                            6
Scudder Cash Investment Trust                          7
Scudder U.S. Treasury Money Fund                       7
Additional information about policies
   and investments                                     8
Distribution and performance information               9
Fund organization                                     10
Transaction information                               11
Shareholder benefits                                  13
Investment products and services                      15
How to contact Scudder                                16


 Investment characteristics

Scudder Tax Free Money Fund, Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund (the "Funds") are money market funds advised by Scudder, Stevens & Clark, Inc. (the "Adviser"). The three Funds' prospectuses are presented together so you can understand their important differences and decide which Fund or combination of Funds is most suitable for your investment needs.

Each Fund offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.

Except as otherwise indicated, each Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that each Fund's objectives will be met.


                                   Prospectus

 Scudder Tax Free Money Fund

Investment objectives and policies

Scudder Tax Free Money Fund, a diversified open-end management investment company, seeks to provide income exempt from regular federal income tax and stability of principal through investments in municipal securities. All of the Fund's investments are high quality, have a remaining maturity of 397 calendar days or less and have minimal credit risk as determined by the Adviser. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.

The Fund seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible. A small portion of the income may be subject to regular federal, alternative minimum, state and local income taxes.

Investment characteristics

Depending on your tax bracket, your return from the Fund may be substantially higher than the after-tax return you would earn from comparable taxable investments. The chart below shows what an investor would have to earn from a comparable taxable investment to equal the tax-free yield provided by the Fund for the period ended December 31, 1995.

 ---------------------------------------------------------------------------------------------------------------------
                                TAX-FREE YIELDS and CORRESPONDING TAXABLE EQUIVALENTS



                                               Tax-Free Yield                                   Taxable
                                               for the 30-day                             Equivalent Yield**
                                                period ended        28% Tax      31% Tax      36% Tax     39.6% Tax
                                             December 31, 1995      Bracket      Bracket      Bracket      Bracket
                                             -----------------      -------      -------      -------      -------
 Scudder Tax Free Money Fund*                      4.01%             5.57%        5.81%        6.27%        6.64%

 * The tax-free  yield for the Fund is for the seven-day  period ended  December 31, 1995.

 **  Based on federal income tax rates in effect for the 1996 taxable year.

     The yield levels of tax-free and taxable investments  continuously  change. Before  investing in a
     Scudder  tax-free  fund, you may want to compare its yield to the after-tax yield of an investment paying taxable income.

 ---------------------------------------------------------------------------------------------------------------------

Investments

All of the Fund's municipal securities must meet certain quality criteria at the time of purchase. Generally, the Fund may purchase only securities which are rated, or issued by an issuer rated, within the two highest quality rating categories of two or more of the following rating agencies: Moody's Investors Service, Inc. ("Moody's") (Aaa and Aa, MIG 1 and MIG 2, and P1), Standard & Poor's ("S&P") (AAA and AA, SP1+ and SP1, A1+ and A1) and Fitch Investors Service, Inc. ("Fitch") (AAA and AA, F1 and F2). Where only one rating agency has rated a security (or its issuer), the Fund generally may purchase that security as long as the rating falls within the categories described above. Where a security (or its issuer) is unrated, the Fund may purchase that security if, in the judgment of the Adviser, it is comparable in quality to securities described above. All of the securities in which the Fund may invest are dollar-denominated and must meet credit standards applied by the Adviser pursuant to procedures established by the Trustees. Should an issue of municipal securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security unless the Trustees of the Fund determine that such disposal would not be in the best interests of the Fund. Amendments have been proposed to the federal rules regulating quality, maturity and diversification requirements of money market funds, like the Fund. If the amendments are adopted, the Fund intends to comply with such new requirements.

Municipal securities in which the Fund may invest include municipal notes, short-term municipal bonds, variable rate demand instruments and tax-exempt commercial paper. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and construction loan notes. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise tax or other source. Examples of taxable investments in which the Fund may invest include obligations of corporate issuers, U.S. Treasury obligations, U.S. Government obligations, money market instruments and repurchase agreements. In addition, the Fund may invest to a limited extent, in illiquid or restricted securities.

The Fund may invest more than 25% of its assets in industrial development or other private activity bonds, subject to the Fund's fundamental investment policies, and also subject to the Fund's current intention not to invest in


                                   Prospectus
municipal securities whose investment income is taxable or subject to the alternative minimum tax ("AMT" bonds). For purposes of the Fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

It is a fundamental policy, which may not be changed without a vote of shareholders, that at least 80% of the Fund's assets will normally be invested in short-term municipal securities.

Under normal market conditions the Fund expects to invest 100% of its portfolio securities in municipal securities. The Fund may, on a temporary basis, hold and invest up to 20% of its assets in cash and cash equivalents and in temporary investments of taxable securities with remaining maturities of 397 calendar days or less. For temporary defensive purposes the Fund may invest more than 20% in such investments. In 1995, all of the Fund's dividends were 100% federally tax-exempt. The Fund may also invest in stand-by commitments and other puts, repurchase agreements, reverse repurchase agreements, participation interests and when-issued or forward delivery securities. See "Additional information about policies and investments" for more information about these investment techniques.

 Scudder Cash Investment Trust

Investment objectives

The investment objectives of Scudder Cash Investment Trust, a diversified, open-end management investment company, are to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share and declares dividends daily.

Investments

The Fund purchases U.S. dollar-denominated securities with remaining maturities of 397 calendar days or less, except in the case of U.S. Government securities which may have remaining maturities of 762 calendar days or less. The dollar-weighted average maturity of the Fund's portfolio will vary with money market conditions, but is always 90 days or less. All securities in the Fund's portfolio must meet credit quality standards pursuant to procedures established by the Trustees. Generally, the Fund may purchase only securities which are rated, or issued by a company with comparable securities rated, within the two highest quality rating categories of one or more of the following rating agencies: Moody's, S&P and Fitch. If a security is unrated, the Fund may purchase the security if, in the opinion of the Adviser, the credit quality of the security is deemed equivalent to the rated securities mentioned above. Amendments have been proposed to the federal rules regulating quality, maturity and diversification requirements of money market funds, like the Fund. If the amendments are adopted, the Fund intends to comply with such new requirements.

The Fund may invest in short-term securities consisting of: obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; obligations of supranational organizations such as the International Bank for Reconstruction and Development (the World Bank); obligations of domestic banks and foreign branches of domestic banks, including bankers' acceptances, certificates of deposit, deposit notes and time deposits; and obligations of savings and loan institutions.

The Fund may also invest in: instruments whose credit has been enhanced by banks (letters of credit), insurance companies (surety bonds) or other corporate entities (corporate guarantees); corporate obligations, including commercial paper, notes, bonds, loans and loan participations; securities with variable or floating interest rates; asset-backed securities, including certificates, participations and notes; and municipal securities, including notes, bonds and participation interests, either taxable or tax free; and illiquid or restricted securities.

In addition, the Fund may invest in repurchase agreements and securities with put features.

Each of the above referenced eligible investments and investment practices have certain risks associated with them. For a more complete description, please refer to the Fund's Statement of Additional Information.


 Scudder U.S. Treasury Money Fund

Investment objectives

The investment objectives of Scudder U.S. Treasury Money Fund, a diversified, open-end management investment company, are to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 and declares dividends daily.




                                   Prospectus

Investment characteristics

The Fund provides investors with current income and stability of capital through a portfolio consisting primarily of short-term U.S. Treasury obligations and similar investments. The Fund is a "fixed price" fund; that is, it seeks to maintain a constant share price of $1.00, although under certain circumstances this may not be possible. This price stability makes the Fund suitable for investors who are seeking current income and who are unwilling to accept stock or bond market risk.

The Fund is also designed to minimize credit risk. It invests exclusively in short-term securities unconditionally guaranteed by the U.S. Government (as to payment of both principal and interest) and repurchase agreements backed fully by U.S. Treasury securities.

The Fund invests in U.S. Government securities whose interest is specifically exempted from state and local income taxes under federal law; the interest is not exempt from federal income tax. Most, but not all, states allow this tax-exempt character of the Fund's income to pass through to its shareholders, so that distributions from the Fund to the extent derived from interest that is exempt from state and local income taxes, are exempt from such taxes when earned by a shareholder of the Fund. Shareholders should, however, contact their own tax advisers regarding the possible exclusion for state and local income tax purposes of the portion of distributions received from the Fund which is attributable to interest from U.S. Government securities. Income earned by the Fund from U.S. Treasury-backed repurchase agreements generally is not exempt from state and local tax.

Investments

The Fund invests without limitation in short-term securities consisting of U.S. Treasury notes, bonds, bills and in other securities issued or guaranteed by the U.S. Government and thus backed by the full faith and credit of the United States. The Fund may invest its assets, when conditions are appropriate, in repurchase agreements, but only if they are fully collateralized by U.S. Treasury obligations. At least 80% of the Fund's assets will be invested in either U.S. Treasury securities or in repurchase agreements collateralized by U.S. Treasury obligations. All of the securities in which the Fund may invest are U.S. dollar-denominated. The Fund's investments in U.S. Government obligations provide a high degree of safety and liquidity. Amendments have been proposed to the federal rules regulating quality, maturity and diversification requirements of money market funds, like the Fund. If the amendments are adopted, the Fund intends to comply with such new requirements. The Fund may also invest in when-issued securities, whose market value may involve an unrealized gain or loss prior to settlement. In addition, the Fund may invest, to a limited extent, in illiquid or restricted securities.

The Fund's investments in U.S. Government securities may have maturities of up to 762 calendar days; all other portfolio securities will have maturities of up to 397 calendar days. The dollar-weighted average maturity of the Fund's portfolio investments varies with money market conditions, but is always 90 days or less. As a money market fund with a short-term maturity, the Fund's income fluctuates with changes in interest rates but its price is expected to remain fixed at $1.00 per share.

 Additional information about policies and investments

Investment restrictions

Each Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Funds' investment risk.

Each Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes. Each Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements.

A complete description of these and other policies and restrictions is contained
under   "Investment   Restrictions"  in  each  Fund's  Statement  of  Additional
Information.

The high quality securities in which Scudder Cash Investment Trust invests are divided into "first tier" and "second tier" securities. First tier securities are those securities generally rated in the highest category by at least two rating agencies (or one, if only one rating agency has rated the security). Securities which are generally rated in the two highest categories by at least two rating agencies (or one, if only one rating agency has rated the security) and which do not qualify as first tier securities are second tier securities. The Adviser may determine, pursuant to procedures approved by the Trustees, that an unrated security is equivalent to a first tier or second tier security. Scudder Cash Investment Trust will not invest more than 5% of its total assets in second tier securities or more than 1% of its total assets in second tier securities of a single issuer.



                                   Prospectus

When-issued securities

Each of the Funds may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Repurchase agreements

As a means of earning taxable income for periods as short as overnight, each of the Funds may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase them at a specified time and price. Income from repurchase agreements will be taxable when distributed to shareholders. See "Risk factors."

Stand-by commitments

To facilitate liquidity, Scudder Tax Free Money Fund may enter into "stand-by commitments" permitting the Fund to resell municipal securities to the original seller at a specified price. Stand-by commitments generally involve no cost, and any costs would be, in any event, limited to no more than 0.50% of the value of the assets of the Fund. Any such costs may, however, reduce yield.

Third party puts

Scudder Tax Free Money Fund may purchase long-term fixed-rate bonds that have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals, not exceeding 397 calendar days, to tender (or "put") its bonds to the institution and receive the face value thereof. These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. See "Risk factors."

Variable rate demand instruments

Scudder Tax Free Money Fund may also invest in variable rate demand instruments. Variable rate demand instruments are securities with long-stated maturities but demand features that allow the holder to demand 100% of the principal plus interest within one to seven days. The coupon varies daily, weekly or monthly with the market. The price remains at par and this provides a great deal of stability to the portfolio at market yields.

Risk factors

The Funds' risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that certain Funds may use from time to time.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.

Third party puts. In connection with third party puts, the financial institution granting the option does not provide credit enhancement, and typically if there is a default on or significant downgrading of the bond or a loss of its tax-exempt status, the put option will terminate automatically, the risk to the Fund will be that of holding a long-term bond thus, the weighted average maturity of a Fund's portfolio would be adversely affected.

 Distribution and performance information

Dividends and capital gains distributions

Each Fund's dividends from net investment income are declared daily and distributed monthly. Scudder Cash Investment Trust may take into account capital gains and losses (other than long-term capital gains) in its daily dividend declaration. Scudder U.S. Treasury Money Fund takes into account realized gains and losses on securities held for one year or less (short-term capital gain/loss) in its daily dividend. Each Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of a federal excise tax. An additional distribution may be made if required. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.



                                   Prospectus

According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund.

Distributions of tax-exempt income are not subject to federal income taxes, except for the possible applicability of the alternative minimum tax. However, distributions may be subject to state and local income taxes. A portion of Scudder Tax Free Money Fund's income, including income from repurchase agreements, gains from options, and market discount bonds, may be taxable to shareholders as ordinary income. For Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund, generally, dividends from net investment income are taxable to shareholders as ordinary income whether received in cash or additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions of tax-exempt income from Scudder Tax Free Money Fund are taken into consideration in computing the portion, if any, of Social Security and railroad retirement benefits subject to federal and, in some cases, state taxes.

Each Fund sends detailed tax information about the amount and type of its distributions to its shareholders by January 31 of the following year.

Performance information

From time to time, quotations of the Funds' performance may be included in advertisements, sales literature, or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance.

The "yield" of a Fund refers to income generated by an investment in a Fund over a specified seven-day period. Yield is expressed as an annualized percentage. The "effective yield" of a Fund is expressed similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested and will reflect the effects of compounding."Total return" is the change in value of an investment in a Fund for a specified period. The "average annual total return" of a Fund is the average annual compound rate of return of an investment in a Fund assuming the investment has been held for one year, five years and ten years as of a stated ending date. (If the Fund has not been in operation for at least ten years, the life of the Fund will be used where applicable.)

"Cumulative total return" represents the cumulative change in value of an investment in a Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of a Fund. The tax-equivalent yield for Scudder Tax Free Money Fund is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of a Fund's yield, assuming certain tax brackets for the Fund's shareholder.

Performance for any of the Funds will vary based upon, among other things, changes in market conditions and the level of the Funds' expenses.

 Fund organization

Each Fund is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act").

The activities of the Funds are supervised by their respective Boards of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Trusts are not required and have no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

The prospectuses of each of the three Funds are combined in this prospectus. Each Fund offers only its own shares, yet it is possible that a Fund might become liable for a misstatement or omission regarding another Fund. The Trustees of each Trust have considered this and approved the use of a combined prospectus.

Scudder Tax Free Money Fund


Scudder Tax Free Money Fund was organized as a Massachusetts business trust in October 1979.


Scudder Cash Investment Trust

Scudder Cash Investment Trust was organized as a Massachusetts business trust in December 1975.



                                   Prospectus

Scudder U.S. Treasury Money Fund

Scudder U.S. Treasury Money Fund, formerly known as Scudder Government Money Fund, was organized as a Massachusetts business trust in April 1980. The Fund changed its name on March 1, 1991.

Investment adviser

The Funds retain the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage the Funds' daily investment and business affairs subject to the policies established by their respective Boards of Trustees. The Trustees have overall responsibility for the management of their respective funds under Massachusetts law.

The management fees for Scudder Tax Free Money Fund and Scudder Cash Investment Trust are graduated so that increases in a Fund's net assets may result in a lower fee and decreases in a Fund's assets may result in a higher fee. For the year ended December 31, 1995 and June 30, 1996, the Adviser received investment management fees of 0.50% and 0.41% for Scudder Tax Free Money Fund and Scudder Cash Investment Trust, respectively. Until April 30, 1997, the Adviser has agreed not to impose a portion of its investment management fee and to take other action, to the extent necessary, to maintain the annualized expenses of Scudder Tax Free Money Fund at 0.65% of the Fund's average daily net assets.

For Scudder U.S. Treasury Money Fund's fiscal year ended June 30, 1996, the Adviser received an investment management fee of 0.23% of the Fund's average daily net assets on an annual basis. Until October 31, 1997, the Adviser has agreed to maintain the total annualized expenses of Scudder U.S. Treasury Money Fund at 0.65% of average daily net assets of the Fund.

The management fees are payable monthly, provided that each Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

All of a Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder, Stevens & Clark, Inc. is located at Two International Place, Boston, Massachusetts.

Transfer agent

Scudder Service Corporation,  P.O. Box 2291, Boston, Massachusetts 02107-2291, a
subsidiary  of  the  Adviser,  is  the  transfer,   shareholder   servicing  and
dividend-paying agent for the Funds.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Funds' principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Funds. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Custodian

State Street Bank and Trust Company is the custodian for each Fund.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Funds.

 Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Funds' transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By exchange. Your new account will have the same registration and address as your existing account.

The  exchange  requirements  for  corporations,  other  organizations,   trusts,
fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.



                                   Prospectus

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Funds allow you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $50,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (Each Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations, or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. Each Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of twelve o'clock noon and as of the close of regular trading on the Exchange on each day the Exchange is open for trading. Net asset value per share is calculated for purchases and redemptions by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding. In calculating the net asset value per share, Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund use the current market value of the securities, except for securities with sixty days or less to maturity, each Fund uses the amortized cost value. Scudder Tax Free Money Fund uses the amortized cost value in calculating net asset value per share.

Processing time

All purchase and redemption requests must be received in good order by the Funds' transfer agent.

Purchases made by wire and received by the Fund's transfer agent before noon on any business day are executed at noon on that day and begin earning income the same day. Those made by wire between noon and the close of regular trading on the Exchange on any business day are executed at the close of trading the same day and begin earning income the next business day. Purchases made by check are executed on the day the check is received in good order by the Fund's transfer agent and begin earning income on the next business day. Redemption requests received in good order by the Fund's transfer agent between noon and the close of regular trading on the Exchange are executed at the net asset value


                                   Prospectus
calculated at the close of regular trading on that day and will earn a dividend on the redeemed shares that day. If a redemption request is received by noon, proceeds will normally be wired that day, if requested by the shareholder, but no dividend will be earned on the redeemed shares on that day.

If you wish to make a purchase of $500,000 or more you should notify the Funds' transfer agent of such a purchase by calling 1-800-225-5163.

The Trusts will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

The Funds and Scudder Investor Services, Inc. each reserve the right to reject purchases of Fund shares (including exchanges) for any reason.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires these Funds to withhold 31% of taxable dividends, capital gains distributions from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Funds reserve the right to reject new account applications without a certified Social Security or tax identification number. The Funds also reserve the right, following 30 days' notice to shareholders, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by a Fund's Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum balance requirements. The initial investment and minimum account balance for fiduciary accounts such as IRAs will increase from $500 to $1,000 per fund account, while the subsequent minimum investment will remain at $50. A shareholder may open a regular account with a minimum of $1,000, if an investment program of at least $100 per month is established.

Shareholders with non-fiduciary accounts who maintain an account balance of less than $2,500 in a Fund without establishing a regular investment program may be assessed an annual $10.00 per fund charge with the fee to be paid to a Fund. The $10.00 charge will not apply to shareholders with a combined household account balance (same surname, same address) in any of the Scudder Funds of $25,000 or more. Each Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, where a reduction in value has occurred due to a redemption or exchange out of the account. The shareholder may restore the share balance to $250 or more during the 60-day notice period and must maintain it at no lower than that minimum to avoid an involuntary redemption. A Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions -- Other information" in each Fund's Statement of Additional Information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

 Shareholder benefits

Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Each of the Funds is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research


                                   Prospectus
analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

K. Sue Cote, Lead Portfolio Manager for Scudder Tax Free Money Fund, joined Scudder in 1983 as a research assistant and assumed responsibility for the Fund's investment strategy and operations in 1986. Scudder Tax Free Money Fund's Portfolio Manager, Donald C. Carleton has been a portfolio manager at Scudder since he joined the firm in 1983.

Scudder Cash Investment Trust's and Scudder U.S. Treasury Money Fund's Lead Portfolio Manager, David Wines, assumed responsibility for each Fund's day-to-day management in 1996. Mr. Wines focuses on overall investment strategy and has eight years of investment industry experience. Stephen L. Akers, Portfolio Manager, joined each Fund's team in 1994 and has managed several fixed-income portfolios since joining Scudder in 1984. K. Sue Cote, Portfolio Manager, joined Scudder in 1983 and has 13 years of experience working with short-term fixed-income investments. Debra A. Hanson, Portfolio Manager for the Funds, assists with the development and execution of investment strategy and has been with Scudder since 1983.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.


                                   Prospectus

 Investment products and services


The Scudder Family of Funds
--------------------------------------------------------------------------------

Money Market
     Scudder Cash Investment Trust
     Scudder U.S. Treasury Money Fund
Tax Free Money Market+
     Scudder Tax Free Money Fund
     Scudder California Tax Free Money
          Fund*
     Scudder New York Tax Free Money
          Fund*
Tax Free+
     Scudder California Tax Free Fund*
     Scudder High Yield Tax Free Fund
     Scudder Limited Term Tax Free Fund
     Scudder Managed Municipal Bonds
     Scudder Massachusetts Limited
          Term Tax Free Fund*
     Scudder Massachusetts Tax Free
       Fund*
     Scudder Medium Term Tax Free
       Fund
     Scudder New York Tax Free Fund*
     Scudder Ohio Tax Free Fund*
     Scudder Pennsylvania Tax Free Fund*
Growth and Income
     Scudder Balanced Fund
     Scudder Growth and Income Fund
Income
     Scudder Emerging Markets Income
       Fund
     Scudder Global Bond Fund
     Scudder GNMA Fund
     Scudder High Yield Bond Fund
     Scudder Income Fund
     Scudder International Bond Fund
     Scudder Short Term Bond Fund
     Scudder Zero Coupon 2000 Fund
Growth
     Scudder Capital Growth Fund
     Scudder Classic Growth Fund
     Scudder Development Fund
     Scudder Emerging Markets Growth
       Fund
     Scudder Global Discovery Fund
     Scudder Global Fund
     Scudder Gold Fund
     Scudder Greater Europe Growth
       Fund
     Scudder International Fund
     Scudder Latin America Fund
     Scudder Micro Cap Fund
     Scudder Pacific Opportunities Fund
     Scudder Quality Growth Fund
     Scudder Small Company Value Fund
     Scudder 21st Century Growth Fund
     Scudder Value Fund
     The Japan Fund

Retirement Plans and Tax-Advantaged Investments
--------------------------------------------------------------------------------

     IRAs
     Keogh Plans
     Scudder Horizon Plan*+++
       (a variable annuity)
     401(k) Plans
     403(b) Plans
     SEP-IRAs
     Profit Sharing and Money Purchase
       Pension Plans

Closed-End Funds#
--------------------------------------------------------------------------------

     The Argentina Fund, Inc.
     The Brazil Fund, Inc.
     The First Iberian Fund, Inc.
     The Korea Fund, Inc.
     The Latin America Dollar Income
       Fund, Inc.
     Montgomery Street Income
        Securities, Inc.
     Scudder New Asia Fund, Inc.
     Scudder New Europe Fund, Inc.
     Scudder World Income
       Opportunities Fund, Inc.

Institutional Cash Management
--------------------------------------------------------------------------------

     Scudder Institutional Fund, Inc.
     Scudder Fund, Inc.
     Scudder Treasurers Trust(TM)++


--------------------------------------------------------------------------------
For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges. ++For information on Scudder Treasurers Trust,(TM) an institutional cash management service that utilizes certain portfolios of Scudder Fund, Inc. ($100,000 minimum), call 1-800-541-7703.



                                   Prospectus

 How to contact Scudder

 Account Service and Information                             Please address all correspondence to:
 About your Scudder Funds:

 For existing account service    Scudder Investor Relations                 The Scudder Funds
 and transactions                1-800-225-5163                             P.O. Box 2291
                                                                            Boston, Massachusetts
                                                                            02107-2291

 For personalized information    Scudder Automated
 about your Scudder Fund         Information Line (SAIL)
 accounts; exchanges and         1-800-343-2890              Visit the Scudder World Wide Web Site at:
 redemptions; or information on                                             http://funds.scudder.com
 any Scudder fund

 Investment Information:

 To receive information about the Scudder funds, for         Scudder Investor Relations
 additional applications and prospectuses,                   1-800-225-2470
 or for investment questions

 For establishing 401(k) and 403(b) plans                    Scudder Defined Contribution Services
                                                             1-800-323-6105

 For  information  on  Scudder   Treasurers   Trust(TM),      For information on Scudder Institutional Funds*,
 an institutional  cash management service for                funds designed to meet the broad investment
 corporations, non-profit organizations  and  trusts          management and service needs of banks
 which utilizes certain portfolios of Scudder Fund, Inc.*     and other institutions, call: 1-800-854-8525.
 ($100,000 minimum), call: 1-800-541-7703.

 Scudder Investor Relations is a service provided through Scudder Investor Services, Inc.,
 Distributor.

 *  Contact  Scudder  Investor  Services,   Inc.,  Distributor,   to  receive  a
    prospectus  with more complete  information,  including  management fees and expenses. Please read it carefully before you invest or send money.


                                   Prospectus
                                       16